Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 11, 2014
Supplement [Text Block]	eqat1_SupplementTextBlock

EQ ADVISORS TRUSTSM

MULTIMANAGER CORE BOND PORTFOLIO

SUPPLEMENT DATED JANUARY 16, 2015 TO THE PROSPECTUS DATED APRIL 11, 2014, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated April 11, 2014, as supplemented, of EQ Advisors Trust (the "Trust"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about: (1) a change to the investment strategy for the Multimanager Core Bond Portfolio ("Portfolio"); (2) an additional investment adviser for the Portfolio; and (3) changes to the portfolio managers for the Portfolio.

Information Regarding

Multimanager Core Bond Portfolio

Effective January 20, 2015, the second paragraph in the section of the Prospectus entitled "Multimanager Core Bond Portfolio – Class IA, IB and K Shares – Investments, Risks and Performance – Principal Investment Strategy" is deleted and replaced with:

AXA Equitable Funds Management Group, LLC ("FMG LLC" or "Manager") will generally allocate the Portfolio's assets among four or more Advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the Portfolio will track the performance of a particular index ("Index Allocated Portion") and the other portions of the Portfolio will be actively managed ("Active Allocated Portions"). Under normal circumstances, the Manager anticipates allocating approximately 25% of the Portfolio's net assets to the Index Allocated Portion and the remaining 75% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio's net assets.

Multimanager Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1_SupplementTextBlock

EQ ADVISORS TRUSTSM

MULTIMANAGER CORE BOND PORTFOLIO

SUPPLEMENT DATED JANUARY 16, 2015 TO THE PROSPECTUS DATED APRIL 11, 2014, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated April 11, 2014, as supplemented, of EQ Advisors Trust (the "Trust"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about: (1) a change to the investment strategy for the Multimanager Core Bond Portfolio ("Portfolio"); (2) an additional investment adviser for the Portfolio; and (3) changes to the portfolio managers for the Portfolio.

Information Regarding

Multimanager Core Bond Portfolio

Effective January 20, 2015, the second paragraph in the section of the Prospectus entitled "Multimanager Core Bond Portfolio – Class IA, IB and K Shares – Investments, Risks and Performance – Principal Investment Strategy" is deleted and replaced with:

AXA Equitable Funds Management Group, LLC ("FMG LLC" or "Manager") will generally allocate the Portfolio's assets among four or more Advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the Portfolio will track the performance of a particular index ("Index Allocated Portion") and the other portions of the Portfolio will be actively managed ("Active Allocated Portions"). Under normal circumstances, the Manager anticipates allocating approximately 25% of the Portfolio's net assets to the Index Allocated Portion and the remaining 75% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio's net assets.